Annual Fund Operating Expenses	Apr. 08, 2026
MUIRFIELD FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	0.96%
MUIRFIELD FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	0.97%
MUIRFIELD FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	1.21%
SPECTRUM FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.18%
Net Expenses (as a percentage of Assets)	0.33%
SPECTRUM FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.19%
Net Expenses (as a percentage of Assets)	0.33%
SPECTRUM FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.59%
Net Expenses (as a percentage of Assets)	0.33%
GLOBAL ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%
Acquired Fund Fees and Expenses	0.13%	[3]
Expenses (as a percentage of Assets)	1.61%
GLOBAL ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.13%	[3]
Expenses (as a percentage of Assets)	1.67%
GLOBAL ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.13%	[3]
Expenses (as a percentage of Assets)	2.00%
BALANCED FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.13%	[4]
Expenses (as a percentage of Assets)	1.18%
BALANCED FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.13%	[4]
Expenses (as a percentage of Assets)	1.19%
BALANCED FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.13%	[4]
Expenses (as a percentage of Assets)	1.47%
MODERATE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.20%	[5]
Expenses (as a percentage of Assets)	1.23%
MODERATE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.20%	[5]
Expenses (as a percentage of Assets)	1.24%
MODERATE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.20%	[5]
Expenses (as a percentage of Assets)	1.51%
CONSERVATIVE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.27%	[6]
Expenses (as a percentage of Assets)	1.22%
CONSERVATIVE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.27%	[6]
Expenses (as a percentage of Assets)	1.23%
CONSERVATIVE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.27%	[6]
Expenses (as a percentage of Assets)	1.48%
DYNAMIC ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	1.13%
DYNAMIC ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	1.14%
DYNAMIC ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.08%	[7]
Expenses (as a percentage of Assets)	1.46%
SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	1.55%
SECTOR ROTATION FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.77%
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	1.60%
SECTOR ROTATION FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.71%
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	1.74%
TACTICAL INCOME FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.43%	[9]
Expenses (as a percentage of Assets)	1.24%
TACTICAL INCOME FUND | Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.43%	[9]
Expenses (as a percentage of Assets)	1.25%
TACTICAL INCOME FUND | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.43%	[9]
Expenses (as a percentage of Assets)	1.51%
GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
GOVERNMENT MONEY MARKET FUND | Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.15%)	[11]
Net Expenses (as a percentage of Assets)	0.39%
GOVERNMENT MONEY MARKET FUND | Class F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.15%)	[11]
Net Expenses (as a percentage of Assets)	0.19%
GOVERNMENT MONEY MARKET FUND | Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.15%)	[11]
Net Expenses (as a percentage of Assets)	0.17%
GOVERNMENT MONEY MARKET FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.17%	[10]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.30%)	[11]
Net Expenses (as a percentage of Assets)	0.18%
GOVERNMENT MONEY MARKET FUND | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[12]
Distribution and Service (12b-1) Fees	0.75%	[12]
Component1 Other Expenses	0.25%	[12]
Other Expenses (as a percentage of Assets):	0.17%	[10],[12]
Acquired Fund Fees and Expenses	0.01%	[12]
Expenses (as a percentage of Assets)	1.33%	[12]
Fee Waiver or Reimbursement	(0.15%)	[11],[12]
Net Expenses (as a percentage of Assets)	1.18%	[12]

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[3]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[4]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[5]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[6]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[7]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[8]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[9]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[10]	Other Expenses represent amounts actually incurred for each class of the Fund during the most recent fiscal year absent expense reimbursement or fee waiver arrangements. Expense ratios for classes X & Y, which were not in operation for the full fiscal year, were annualized.
[11]	Meeder Asset Management, Inc. (the “Adviser”) has contractually agreed to waive investment advisory fees for all classes of the Fund and to waive or reimburse expenses to limit the Total Fund Operating Expenses of Class Y of the Fund to 0.17% of its average daily assets, exclusive of brokerage costs, interest, taxes, dividends, dividends and other expenses in connection with the short sales of securities, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies, and extraordinary expenses. Any waiver of investment advisory fees or reimbursement of expenses is subject to recoupment within the following two fiscal years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of the current expense limitation or the limitation in place at the time of the initial waiver or reimbursement. The agreement is effective through April 30, 2027, and may not be terminated prior to that date without the consent of the Board of Trustees.
[12]	Class Z Shares are not currently offered for sale.